Hodges Small Cap Fund
Hodges Small Cap Fund
Investment Objective
The Hodges Small Cap Fund (the “Small Cap Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hodges Small Cap Fund	Retail Class	Institutional Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase(Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hodges Small Cap Fund		Retail Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.39%	1.05%
Fee Waiver and/or Expense Reimbursement/Recoupment		0.02%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	[1]	1.41%	1.08%
[1]	The Advisor has contractually agreed to reduce its fees and pay the Small Cap Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Small Cap Fund to 1.40% and Institutional Class shares of the Small Cap Fund to 1.15% of the Fund's average net assets (the "Expense Caps"). The Expense Caps will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hodges Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	144	442	762	1,670
Institutional Class	110	337	582	1,285

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization (“small cap”) companies.  The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index.  The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects.  The remaining 20% of the Fund’s net assets may be invested in the stocks of micro, mid and large capitalization companies, investment grade debt securities, U.S. government securities and other investment companies including Exchange-Traded Funds.  Although most of the Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.  Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Fund uses a “bottom-up” approach in investing.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices.  The Fund may also sell options purchased and write “covered” call options.

The Advisor considers selling a security in the Small Cap Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Small Cap Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note:  Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets.  Shareholders will be provided 30 days’ written notice upon such conditions.  If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Small Cap Fund may seek to hedge investments or realize additional gains through short sales.  Because the Small Cap Fund may short positions it does not own, potential losses to the Small Cap Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Small Cap Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Small Cap Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance
The following performance information provides some indication of the risks of investing in the Small Cap Fund.  The bar chart below illustrates how Retail Class shares of the Small Cap Fund’s total returns have varied from year to year.  The table below illustrates how the Small Cap Fund’s average annual total returns for 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Hodges Small Cap Fund Calendar Year Total Returns Retail Class

The Small Cap Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2013 was 19.47%.

Highest Quarterly Return:	3Q, 2009	29.98%

Lowest Quarterly Return:	2Q, 2009	-29.73%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns Hodges Small Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Retail Class Shares Return Before Taxes	20.67%	8.45%	7.85%	Dec. 18, 2007
Institutional Class	Institutional Class Shares Return Before Taxes	21.08%	8.83%	8.22%	Dec. 18, 2007
After Taxes on Distributions Retail Class	Retail Class Shares Return After Taxes on Distributions	20.17%	8.02%	7.42%
After Taxes on Distributions and Sale of Fund Shares Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	14.04%	7.19%	6.66%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	3.87%	Dec. 18, 2007

The Small Cap Fund commenced operations on December 18, 2007.  Institutional Class shares commenced operations on December 1, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Small Cap Fund’s Retail Class shares, adjusted to reflect Institutional Class expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.